Form N-1A Cover	Jul. 25, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Volatility Shares Trust
Entity Central Index Key	0001884021
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 25, 2025
Prospectus Date	May 21, 2025